Group Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Comprehensive Income [Abstract]
Profit for the year	£ 6,564	£ 5,849	£ 6,210
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(2,997)	(3,216)	3,099
Differences on exchange	(2,597)	(2,967)	3,868
Cash flow hedges
– net fair value losses	(257)	(246)	(58)
– reclassified and reported in profit for the year	90	53	17
Net investment hedges
– net fair value (losses)/gains	(16)	21	(472)
– differences on exchange on borrowings	(163)	(18)	(236)
Associates – share of OCI, net of tax	(98)	(115)	(38)
Tax on items that may be reclassified	44	56	18
Items that will not be reclassified subsequently to profit or loss:	55	(507)	115
Retirement benefit schemes
– net actuarial gains/(losses)	105	(582)	138
– surplus recognition	10	(7)	4
Associates – share of OCI, net of tax	(34)	7	6
Tax on items that will not be reclassified	(26)	75	(33)
Total other comprehensive (expense)/income for the year, net of tax	(2,942)	(3,723)	3,214
Total comprehensive income for the year, net of tax	3,622	2,126	9,424
Attributable to:
Owners of the parent	3,474	2,000	9,239
Non-controlling interests	148	126	185
Total comprehensive income for the year, net of tax	£ 3,622	£ 2,126	£ 9,424